Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Costs and expenses		$ 2,118	$ 2,971
Subsequent Event [Member]
Subsequent Event [Line Items]
Termination Fee	$ 4,900
Termination Fee To Be Paid	2,713
Costs and expenses	$ 650